Financial Instruments -Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	$ 17,359
Securities	121,310	$ 101,664
Cash collateral on securities borrowed	3,664	5,488
Securities purchased under resale agreements	56,111	43,450
Loans	390,856
Allowance for credit losses	(1,915)	(1,639)
Derivative instruments	23,895	21,431
Customers' liability under acceptances	9,167	10,265
Other assets	31,157
Total credit exposures	651,604	597,099
Subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	16,714
Securities	78,647
Cash collateral on securities borrowed	3,664
Securities purchased under resale agreements	56,111
Loans	388,138
Allowance for credit losses	(1,915)
Derivative instruments	23,895
Customers' liability under acceptances	9,167
Other assets	22,338
Total credit exposures	596,759	539,225
Subject to credit risk [member] | AIRB approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	11,247
Securities	68,960
Cash collateral on securities borrowed	3,663
Securities purchased under resale agreements	56,111
Loans	348,100
Allowance for credit losses	(1,465)
Derivative instruments	23,821
Customers' liability under acceptances	9,167
Other assets	15,879
Total credit exposures	535,483	485,004
Subject to credit risk [member] | Standardized approach 1 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	3,840
Securities	9,687
Cash collateral on securities borrowed	1
Loans	39,068
Allowance for credit losses	(450)
Derivative instruments	74
Other assets	385
Total credit exposures	52,605	45,529
Subject to credit risk [member] | Other credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	1,627
Loans	970
Other assets	6,074
Total credit exposures	8,671	8,692
Not subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	645
Securities	42,663
Loans	2,718
Other assets	8,819
Total credit exposures	$ 54,845	$ 57,874